Supplemental pension plans (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets of the Alvorada Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	92.70%	93.10%
Real estate	5.70%	5.30%
Other	1.60%	1.60%
Total	100.00%	100.00%
Assets of the Bradesco Plan
Asset categories
Equities	4.70%	3.90%
Fixed income	90.60%	91.30%
Real estate	2.60%	2.70%
Other	2.10%	2.10%
Total	100.00%	100.00%
Assets of the Kirton Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	100.00%	100.00%
Real estate	0.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%
Assets of the Losango Plan
Asset categories
Equities	17.30%	18.80%
Fixed income	82.70%	81.20%
Real estate	0.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%